SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Selling, general and administrative expenses
Reclassification adjustment	$ 78.9	$ 98.1
Cost of sales
Reclassification adjustment	$ (78.9)	$ (98.7)